Document and Entity Information	Sep. 16, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001788451
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	Ethos Technologies Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43065
Entity Tax Identification Number	81-3181024
Entity Address, Address Line One	90 New Montgomery Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	915-0665
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	LIFE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false